Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Details)	Dec. 31, 2025
Software and research and development costs [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	5 years
Customer relationships [Member]
Schedule of Estimated Useful Life [Line Items]
Estimated useful lives	5 years